Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021
OPERATING ACTIVITIES
(Loss) earnings from continuing operations	$ (71)	$ 1,072	$ 947		$ 6,105
Adjustments for:
Depreciation	38	42	76		88
Share of post-tax losses (earnings) in equity method investments	825	(1,092)	27		(7,389)
Deferred tax	(183)	249	(17)		923
Other	(285)	33	(324)		63
Changes in working capital and other items	(25)	15	(216)		800
Operating cash flows from continuing operations	445	471	779		888
Operating cash flows from discontinued operations	(12)	(9)	(71)		(46)
Net cash provided by operating activities	433	462	708		842
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(163)		(171)		(3)
Proceeds from disposals of businesses and investments	0	10	0		15
Dividend from sale of LSEG shares	0		0		994
Capital expenditures	(137)	(113)	(308)		(233)
Other investing activities	62	52	62		53
Taxes paid on sale of Refinitiv and LSEG shares	0	(438)	0		(444)
Investing cash flows from continuing operations	(238)	(489)	(417)		382
Investing cash flows from discontinued operations	(16)		(16)		(42)
Net cash (used in) provided by investing activities	(254)	(489)	(433)		340
FINANCING ACTIVITIES
Net borrowings under short-term loan facilities	50	0	50		0
Payments of lease principal	(16)	(22)	(33)		(43)
Repurchases of common shares	(194)	0	(194)		(200)
Other financing activities	2		9		5
Net cash used in financing activities	(368)	(216)	(588)		(627)
Translation adjustments	(4)	1	(4)
(Decrease) increase in cash and cash equivalents	(193)	(242)	(317)		555
Cash and cash equivalents at beginning of period	654	2,584	778	[1]	1,787
Cash and cash equivalents at end of period	461	2,342	461		2,342
Supplemental cash flow information is provided in note 17.
Interest paid, net of debt related hedges	(66)	(67)	(80)		(81)
Interest received	0		1		1
Income taxes paid	(110)	(503)	(145)		(589)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	0		(1)		(1)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(210)	(194)	(419)		(388)
Computer software [member]
Adjustments for:
Amortization expense	121	122	235		237
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 25	$ 30	$ 51		$ 61

[1]	Amounts have been reclassified to reflect the current presentation.